Acquisition of Cl Technologies (International) Sdn. Bhd. (Details)	Jan. 01, 2024 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jan. 01, 2024 USD ($)
Acquisition of Cl Technologies (International) Sdn. Bhd. [Abstract]
Shareholders percentage	9495.00%
Cash consideration	RM (457)	RM (457)	$ (100)	$ (100)